Crypto Assets - Schedule of Significant Crypto Asset Holdings (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Bitcoin holdings [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Number of crypto asset held	43	67
Carrying basis - per crypto assets	$ 101,791	$ 59,937
Fair value - per crypto assets	88,301	93,765
Carrying basis of crypto assets	4,393	4,009
Fair value of crypto assets	$ 3,808	$ 6,268
Others crypto assets holding [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Number of crypto asset held	931	10,882
Carrying basis of crypto assets	$ 68	$ 202
Fair value of crypto assets	$ 61	$ 221
USDT holdings [Member]
Schedule of Significant Crypto Asset Holdings [Line Items]
Number of crypto asset held	90,163	415,770
Carrying basis - per crypto assets	$ 1	$ 1
Fair value - per crypto assets	1	1
Carrying basis of crypto assets	90	416
Fair value of crypto assets	$ 90	$ 416